Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Authorized Share Capital

	No. of Ordinary Shares
Authorized Share Capital	2012	2011
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
“B” Executive Shares (par value €0.05) (the “B” Executive Shares)	25,000	25,000

Schedule Of Issued And Fully Paid Share Capital

	At December 31, 2012		At December 31, 2011
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	594,949,536	36,496	589,346,275	36,158
Executive Shares	—	—	1,000	2
“B” Executive Shares	—	—	21,375	2